Shareholder Report, Holdings (Details) - C000152054	Jun. 30, 2025
United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	10.00%
United States Treasury Floating Rate Notes_4.441__BNY-91282CMX6
Holdings [Line Items]
Percent of Net Asset Value	9.70%
United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Federal National Mortgage Association_0.5__BNY-3135G06G3
Holdings [Line Items]
Percent of Net Asset Value	5.20%
United States Treasury Inflation Indexed Bonds_2.375__BNY-912810UH9
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Federal Home Loan Banks_3.625__BNY-3130B2PJ8
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Federal Home Loan Mortgage Corp._0.375__BNY-3137EAEU9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ginnie Mae_6.0__BNY-36179Y2M5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ginnie Mae_6.0__BNY-36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ginnie Mae_6.0__BNY-36180AAG8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	10.00%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.50%
U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.10%